Exhibit 1

BBCMS 2018-CHRS Mortgage Trust

Commercial Mortgage Pass Through Certificates, Series 2018-CHRS

Report To:

Barclays Commercial Mortgage Securities LLC

Barclays Bank PLC

Barclays Capital Inc.

German American Capital Corporation

Deutsche Bank Securities Inc.

Société Générale

SG Americas Securities, LLC

12 July 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Barclays Commercial Mortgage Securities LLC Barclays Bank PLC Barclays Capital Inc. 745 Seventh Avenue New York, New York 10019	Société Générale SG Americas Securities, LLC 245 Park Avenue New York, New York 10167
German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005

Re:	BBCMS 2018-CHRS Mortgage Trust

Commercial Mortgage Pass-Through Certificates, Series 2018-CHRS (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Barclays Commercial Mortgage Securities LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to the Trust Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the BBCMS 2018-CHRS Mortgage Trust securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originators of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

12 July 2018

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in BBCMS 2018-CHRS Mortgage Trust (the “Issuing Entity”) which will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of six promissory notes (collectively, the “Trust Notes”), issued by Christiana Mall LLC (the “Borrower”), a Delaware limited liability company, evidencing a ten-year fixed rate, interest-only loan (the “Trust Loan”),
c.	The Trust Notes will consist of three senior pari passu promissory notes (collectively, the “Trust A Notes”) and three subordinate promissory notes (collectively, the “Trust B Notes”),
d.	The Trust Loan is part of a split loan structure consisting of the Trust Loan and five other fixed rate, interest-only loans (collectively, the “Companion Loans,” together with the Trust Loan, the “Mortgage Loan”), each evidenced by a separate promissory note (collectively, the “Companion Notes”), which will not be assets of the Issuing Entity,
e.	The Trust A Notes are pari passu to the Companion Notes in right of payment,
f.	The Trust B Notes are subordinate to the Trust A Notes and Companion Notes in right of payment and
g.	The Mortgage Loan is secured by, among other things, a first lien mortgage on the fee simple and leasehold interests of the Borrower in a 779,084 square foot portion of Christiana Mall, a 1,275,084 square foot Class A super regional mall property located in Newark, Delaware (the “Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Trust Loan, Trust A Notes, Trust B Notes, Companion Loans, Mortgage Loan and Property as of 1 August 2018 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 6

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Trust Loan, Trust A Notes, Trust B Notes, Companion Loans, Mortgage Loan and Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Loan Term” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	The loan agreement Source Document indicates that the Mortgage Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use “0” for the original amortization term of the Mortgage Loan (the “Original Amortization Term”),
b.	Use “0” for the remaining amortization term of the Mortgage Loan (the “Remaining Amortization Term”),
c.	Use the “Original Loan Term” of the Mortgage Loan, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “Original Interest Only Term”),
d.	Use the “Mortgage Loan Original Balance” of the Mortgage Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Mortgage Loan Cut-off Date Balance”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Mortgage Loan Balloon Balance”),

Attachment A Page 3 of 6

6. (continued)

e.	Use the “Trust Loan Original Balance” of the Trust Loan, as shown on the Final Data File, as:
i.	The principal balance of the Trust Loan as of the Reference Date (the “Trust Loan Cut-off Date Balance”) and
ii.	The principal balance of the Trust Loan as of the “Maturity Date” of the Trust Loan (the “Trust Loan Balloon Balance”),
f.	Use the “Trust A Notes Original Balance” of the Trust A Notes, as shown on the Final Data File, as the principal balance of the Trust A Notes as of the Reference Date (the “Trust A Notes Cut-off Balance”),
g.	Use the “Trust B Notes Original Balance” of the Trust B Notes, as shown on the Final Data File, as the principal balance of the Trust B Notes as of the Reference Date (the “Trust B Notes Cut-off Balance”) and
h.	Use the “Senior Pari Passu Non-Trust Notes Original Balance” of the Companion Loans, as shown on the Final Data File, as:
i.	The principal balance of the Companion Loans as of the Reference Date (the “Senior Pari Passu Non-Trust Notes Cut-off Balance”) and
ii.	The principal balance of the Companion Loans as of the “Maturity Date” of the Companion Loans (the “Senior Pari Passu Non-Trust Notes Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Original Loan Term,
b.	Original Interest Only Term and
c.	Seasoning

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Remaining Loan Term and
ii.	Remaining Interest Only Term

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Mortgage Loan Original Balance,
b.	Mortgage Loan Interest Rate,
c.	Amort Type and
d.	Interest Accrual Method

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 8., we recalculated the:

i.	Mortgage Loan Annual Debt Service and
ii.	Mortgage Loan Monthly Payment

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 6

8. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service” of the Mortgage Loan as the product of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Payment” of the Mortgage Loan as 1/12th of the “Mortgage Loan Annual Debt Service” of the Mortgage Loan, as shown on the Final Data File.

9.	The Depositor instructed us to recalculate the total sources of funding for the Borrower (the “Total Sources”) as the sum of the:
a.	Loan Amount (sources),
b.	Subordinate Debt,
c.	Other Sources and
d.	Sponsor Equity,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of +/- $1 or less.

10.	The Depositor instructed us to recalculate the sponsors equity distribution from the loan proceeds (the “Sponsor Equity Distribution”) as the difference between the:
a.	Total Sources and
b.	Sum of the:
i.	Loan Payoff,
ii.	Purchase Price,
iii.	Closing Costs,
iv.	Reserves and
v.	Other Uses,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of +/- $1 or less.

Attachment A Page 5 of 6

11.	The Depositor instructed us to recalculate the total uses of the loan proceeds (the “Total Uses”) as the sum of the:
a.	Loan Payoff,
b.	Purchase Price,
c.	Closing Costs,
d.	Reserves,
e.	Other Uses and
f.	Sponsor Equity Distribution,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of +/- $1 or less.

12.	Using the:
a.	Mortgage Loan Cut-off Date Balance,
b.	Mortgage Loan Balloon Balance,
c.	Mortgage Loan Annual Debt Service,
d.	Appraisal Value,
e.	Underwritten In Place NOI,
f.	Underwritten In Place NCF,
g.	Most Recent NCF and
h.	Number of Units (Collateral)

of the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, and the applicable information, assumptions and methodologies described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten In Place NOI Mortgage Loan DSCR,
ii.	Underwritten In Place NCF Mortgage Loan DSCR,
iii.	Most Recent NCF Mortgage Loan DSCR,
iv.	Mortgage Loan Cut-off Date LTV,
v.	Mortgage Loan Maturity Date LTV,
vi.	Mortgage Loan Debt Yield on Underwritten In Place NOI,
vii.	Mortgage Loan Debt Yield on Underwritten In Place NCF,
viii.	Mortgage Loan per Unit and
ix.	Appraisal Value per Unit

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to:

a.	Round the “Underwritten In Place NOI Mortgage Loan DSCR,” “Underwritten In Place NCF Mortgage Loan DSCR” and “Most Recent NCF Mortgage Loan DSCR” to two decimal places and
b.	Round the “Mortgage Loan Cut-off Date LTV,” “Mortgage Loan Maturity Date LTV,” “Mortgage Loan Debt Yield on Underwritten In Place NOI” and “Mortgage Loan Debt Yield on Underwritten In Place NCF” to the nearest 1/10th of one percent.

Attachment A Page 6 of 6

13.	Using the:
a.	Mortgage Loan Interest Rate and
b.	Administrative Fee

of the Trust Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Loan Interest Rate” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Promissory Notes	12 July 2018

Loan Agreement	12 July 2018

Closing Statement	12 July 2018

Cash Management Agreement	12 July 2018

Guaranty Agreements	12 July 2018

Pledge and Security Agreement	12 July 2018

Mortgagee Notice	12 July 2018

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	5 June 2018

Engineering Report	11 June 2018

Phase I Environmental Report	11 June 2018

Insurance Review Document	2 July 2018

Underwriter’s Summary Report	31 May 2018

Underwritten Rent Roll	31 May 2018

USPS Internet Site (www.usps.gov)	Not Applicable

Pro Forma Title Policy	Not Dated

Ground Lease Abstracts	Various

Ground Lease Agreements and Amendments	Various

Management Agreement	1 July 2013

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Trepp Screenshot for Previous Securitization History	Not Dated

Tenant Lease Agreements & Estoppels	Various

Financial Memorandum	Not Dated

Exhibit 2 to Attachment A Page 1 of 6

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	USPS Internet Site (www.usps.gov)
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Type Detail	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report and Financial Memorandum
Number of Units (Total)	Underwritten Rent Roll
Number of Units (Collateral)	Underwritten Rent Roll
Unit Description	Underwritten Rent Roll
Current Occupancy %	Underwritten Rent Roll
Occupancy As Of Date	Underwritten Rent Roll
Underwritten Occupancy %	Underwritten Rent Roll
Property Manager	Management Agreement

Third Party Information:

Characteristic	Source Document

Appraisal Value	Appraisal Report
Appraisal Date	Appraisal Report
Appraiser Designation	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Engineering Report Date	Engineering Report
Phase I Date	Phase I Environmental Report
Blanket Insurance Policy (Yes/No)	Insurance Review Document
Single Tenant (Y/N)	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 2 of 6

Major Tenant Information:

Characteristic	Source Document

Largest Tenant (Based on Square Footage)	Underwritten Rent Roll
Largest Tenant Sq. Ft.	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
Second Largest Tenant	Underwritten Rent Roll
Second Largest Tenant Sq. Ft.	Underwritten Rent Roll
Second Largest Tenant Lease Expiration	Underwritten Rent Roll
Third Largest Tenant	Underwritten Rent Roll
Third Largest Tenant Sq. Ft.	Underwritten Rent Roll
Third Largest Tenant Lease Expiration	Underwritten Rent Roll
Fourth Largest Tenant	Underwritten Rent Roll
Fourth Largest Tenant Sq. Ft.	Underwritten Rent Roll
Fourth Largest Tenant Lease Expiration	Underwritten Rent Roll
Fifth Largest Tenant	Underwritten Rent Roll
Fifth Largest Tenant Sq. Ft.	Underwritten Rent Roll
Fifth Largest Tenant Lease Expiration	Underwritten Rent Roll

Underwriting Information: (see Note 2)

Characteristic	Source Document

2015 NOI Date	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report
2016 NOI Date	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
2016 NCF	Underwriter’s Summary Report
2017 NOI Date	Underwriter’s Summary Report
2017 NOI	Underwriter’s Summary Report
2017 NCF	Underwriter’s Summary Report
Most Recent NOI Date	Underwriter’s Summary Report
Most Recent Revenue	Underwriter’s Summary Report
Most Recent Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
Underwritten In Place Revenue	Underwriter’s Summary Report
Underwritten In Place Expenses	Underwriter’s Summary Report
Underwritten In Place NOI	Underwriter’s Summary Report
Underwritten In Place Replacement Reserve	Underwriter’s Summary Report
Underwritten In Place TI/LC Reserve	Underwriter’s Summary Report
Underwritten In Place Other Reserve	Underwriter’s Summary Report
Underwritten In Place NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 6

Reserve and Escrow Information:

Characteristic	Source Document

Upfront RE Tax Reserve	Closing Statement
Ongoing RE Tax Reserve	Loan Agreement
Upfront Insurance Reserve	Closing Statement
Ongoing Insurance Reserve	Loan Agreement
Upfront Replacement Reserve	Closing Statement
Ongoing Replacement Reserve	Loan Agreement
Replacement Reserve Caps	Loan Agreement
Upfront TI/LC Reserve	Closing Statement
Ongoing TI/LC Reserve	Loan Agreement
TI/LC Caps	Loan Agreement
Upfront Debt Service Reserve	Closing Statement
Ongoing Debt Service Reserve	Loan Agreement
Upfront Deferred Maintenance Reserve	Closing Statement
Ongoing Deferred Maintenance Reserve	Loan Agreement
Upfront Environmental Reserve	Closing Statement
Ongoing Environmental Reserve	Loan Agreement
Upfront Other Reserve	Closing Statement
Ongoing Other Reserve	Loan Agreement
Other Reserve Detail / Description	Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document

Mortgage Loan Original Balance	Loan Agreement
Amort Type	Loan Agreement
Mortgage Loan Interest Rate	Loan Agreement
Interest Accrual Method	Loan Agreement
Origination Date	Loan Agreement
Payment Date	Loan Agreement
First Payment Date	Loan Agreement
Maturity Date	Loan Agreement
Grace Period – Default	Loan Agreement
Grace Period - Late Fee	Loan Agreement
Last IO Payment Date	Loan Agreement
Prepayment Type	Loan Agreement
Prepay Description (see Note 3)	Loan Agreement
Day Prepayment Permitted	Loan Agreement
Assumable?	Loan Agreement
Assumption Fee	Loan Agreement
Lockbox (see Note 4)	Loan Agreement
Cash Management (see Note 5)	Loan Agreement

Exhibit 2 to Attachment A Page 4 of 6

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Lockout Period	Loan Agreement
Lockout Expiration Date (see Note 6)	Loan Agreement
Future Debt Allowed?	Loan Agreement
Originator	Loan Agreement
Prepayment / Defeasance Begin Date (see Note 7)	Loan Agreement
Prepayment / Defeasance End Date (see Note 8)	Loan Agreement
Open Period Begin Date (see Note 9)	Loan Agreement
Open Period	Loan Agreement
Borrower Name	Loan Agreement
Borrower SPE (Y/N)	Loan Agreement
Principal / Sponsor	Loan Agreement
Recourse	Guaranty Agreements
Carveout Guarantor	Guaranty Agreements
Lien Position	Pro Forma Title Policy
Ownership Interest	Pro Forma Title Policy
Due On Sale	Loan Agreement
Due On Encumbrance	Loan Agreement
Terrorism Insurance Required (Y/N)	Loan Agreement
Ground Lease (Y/N)	Pro Forma Title Policy
Ground Lease Payment (Annual)	Ground Lease Agreements and Amendments
Ground Lease Expiration Date	Ground Lease Agreements and Amendments
Ground Lease Extension (Y/N)	Ground Lease Agreements and Amendments
# of Ground Lease Extension Options	Ground Lease Agreements and Amendments
Ground Lease Expiration Date with Extension	Ground Lease Agreements and Amendments
Release Provisions (Y/N)	Loan Agreement
Loan Purpose	Closing Statement
Tenant In Common (Yes/No)?	Loan Agreement

Uses Information:

Characteristic	Source Document

Loan Payoff	Closing Statement
Closing Costs	Closing Statement
Reserves	Closing Statement

Exhibit 2 to Attachment A Page 5 of 6

Sources Information:

Characteristic	Source Document

Loan Amount (Sources)	Closing Statement
Sponsor Equity	Closing Statement

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

3.	For the purpose of comparing the “Prepay Description” characteristic, the Depositor instructed us to assume that the entire “Loan” (as defined in the loan agreement Source Document) has been securitized.

4.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox” characteristic if the applicable Source Document requires the Borrower to direct tenants to pay rents directly to a lockbox account controlled by the lender.

5.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document, revenue in the concentration account is transferred to an account controlled by the Borrower and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document, revenue in the concentration account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document.

6.	For the purpose of comparing the “Lockout Expiration Date” characteristic, the Depositor instructed us to use the day prior to the first “Payment Date” which occurs during the defeasance period, as described in the applicable Source Document.

7.	For the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic, the Depositor instructed us to use the first “Payment Date” which occurs during the defeasance period, as described in the applicable Source Document.

Exhibit 2 to Attachment A Page 6 of 6

Notes: (continued)

8.	For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic, the Depositor instructed us to use the day prior to the first “Payment Date” which occurs during the open period, as described in the applicable Source Document.

9.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Payment Date” which occurs during the open period, as described in the applicable Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Seller
Loan / Property Flag
Phase II Performed (Y/N)
Phase II Date
Earthquake Insurance Required (Y/N)
Environmental Insurance Required (Y/N)
Trust Loan Original Balance
Trust A Notes Original Balance
Trust B Notes Original Balance
Senior Pari Passu Non-Trust Notes Original Balance
Senior Pari Passu Non-Trust Notes Description
Cut-off Date
First P&I Payment Date
Letter of Credit?
LOC Balance
Letter of Credit Description
Other Subordinate Debt Balance
Other Subordinate Debt Type
Subordinate Debt
Purchase Price
Other Uses
Other Sources
Administrative Fee
Comments

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.